Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Transamerica Funds
Entity Central Index Key	0000787623
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000171784
Shareholder Report [Line Items]
Fund Name	Transamerica Stock Index
Class Name	Class R
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$33	0.62%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
AssetsNet	$ 341,743,207
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$341,743,207
Number of Portfolio Holdings	1
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

S&P 500 Index Master Portfolio	100.0%
Net Other Assets (Liabilities)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]
Updated Prospectus Phone Number	888-233-4339
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171785
Shareholder Report [Line Items]
Fund Name	Transamerica Stock Index
Class Name	Class R4
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
AssetsNet	$ 341,743,207
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$341,743,207
Number of Portfolio Holdings	1
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

S&P 500 Index Master Portfolio	100.0%
Net Other Assets (Liabilities)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]
Updated Prospectus Phone Number	888-233-4339
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus